SHARE CAPITAL (Narrative - Share Capital) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		3 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Aug. 22, 2014 ILS	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Aug. 21, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2014 Warrants [Member] USD ($)	Sep. 30, 2014 Preferred A Shares [Member]	Dec. 31, 2014 Preferred A Shares [Member]	Sep. 30, 2014 Common stock [Member]	Jun. 03, 2014 Private placement [Member] USD ($)	May 13, 2014 Private placement [Member] USD ($)	Jun. 30, 2014 Private placement [Member] USD ($) item	Jun. 30, 2014 Private placement [Member] Warrants [Member]	Jun. 30, 2014 Private placement [Member] Preferred A Shares [Member] ILS	Oct. 17, 2014 IPO [Member] Common stock [Member] USD ($)	Sep. 30, 2014 IPO [Member] Common stock [Member] USD ($)	Sep. 30, 2014 IPO [Member] Common stock [Member] ILS	Oct. 17, 2014 Underwriters option [Member] Common stock [Member] USD ($)
SHARE CAPITAL: [Abstract]
Voting right per share		1
Share capital [Line Items]
Proceeds from issuance from private placement												$ 1,700	$ 6,580	$ 8,157
Number of shares issued																1,036,431		6,700,000		968,200
Preferred stock, par value (in NIS per share)																0.16
Number of warrants issued															1,061,469
Number of phases in which financing round closed														2
Common stock, par value (in NIS per share)	0.16				0.16	0.01	0.16												0.16
Share price (in dollars per share)																		$ 6.00		$ 6
Proceeds from issuance from initial public offering		41,092															41,100	35,700		5,400
Conversion ratio										1
Percentage of conversion rate to be greater than of the price per share of the shares issued								70.00%		70.00%
Warrants outstanding								2,716,956
Exercise price (in dollars per share)								$ 5.04
Conversion of shares									2,046,781		3,367,244
Number of each warrant exercised into common share								1
Reverse share split ratio	16
Issuance cost														$ 123
Warrants exercised								0